Financial Risk Management - Additional information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)
Financial Risk Management
Increase in floating rate	10	10	10	10
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 2,271		$ 2,200
Decrease in floating rate	10	10
Percentage of cash and cash equivalents to total assets	13.32%	13.32%	10.52%	10.52%
Minimum
Financial Risk Management
Percentage of applicable vat rate	12.00%	12.00%
Percentage of applicable foreign exchange exit tax rate	3.50%	3.50%
Maximum
Financial Risk Management
Percentage of applicable vat rate	15.00%	15.00%
Percentage of applicable foreign exchange exit tax rate	5.00%	5.00%
Toscana
Financial Risk Management
Fixed interest rate	3.02%				3.02%
Principal amount	$ 104,900				€ 89.3
Toscana | Interest rate swap contract
Financial Risk Management
Fair value of the derivatives	2,200	€ 1.8	$ 3,400	€ 3.2
Other comprehensive income	$ 1,200	€ 1.1	$ 2,700	€ 2.5
Interest payments from December 31, 2027 to June 30, 2030 | Toscana
Financial Risk Management
Percentage of principal amount hedged	75.00%				75.00%
U.S. Dollar / Argentine Peso
Financial Risk Management
Percentage of the decrease in the designated risk component	3.00%		3.00%	3.00%	3.00%
Pre-tax gain (loss)	$ (9,880)		$ (12,865)
Euro / Armenian Dram
Financial Risk Management
Percentage of the decrease in the designated risk component	2.00%		2.00%	2.00%	2.00%
Pre-tax gain (loss)	$ 280		$ 635
U.S. Dollar / Euro
Financial Risk Management
Percentage of the increase in the designated risk component	2.00%		2.00%	2.00%	2.00%
Pre-tax gain (loss)			$ 1,508
Pre-tax gain (loss)	$ (3)
Euro / Argentine Peso
Financial Risk Management
Percentage of the decrease in the designated risk component	4.00%		3.00%	3.00%	4.00%
Pre-tax gain (loss)	$ (106)		$ (70)
U.S. Dollar / Armenian Dram
Financial Risk Management
Percentage of the decrease in the designated risk component	2.00%		2.00%	2.00%	2.00%
Pre-tax gain (loss)	$ 1,682		$ 737